Stockholders' Equity (Details) - USD ($)				1 Months Ended	9 Months Ended			12 Months Ended
		Aug. 31, 2023	Feb. 28, 2022	Feb. 28, 2022	Sep. 30, 2023	Sep. 30, 2022	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2023	Jun. 30, 2023	Oct. 31, 2022
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued
Preferred stock amount percentage								8.00%
Preferred Stock issued perice (in Dollars per share)												$ 3.1187
Public offering cost (in Dollars)								$ 50,000,000
Common stock, par value (in Dollars per share)					$ 0.0001			$ 0.0001	$ 0.0001
Shares issued					1,594,800
Private placement offering for gross proceeds (in Dollars)				$ 999,999			$ 10,999,998
Per share value (in Dollars per share)					$ 0.0001			$ 0.0001
Common stock, shares authorized					300,000,000			300,000,000
Common stock, shares issued					24,689,283			7,161,654	7,111,123
Shares of restricted common stock issued								338,121	3,575,723
Total recourse notes (in Dollars)								$ 164,116	$ 4,646
Restricted shares									1,208,846
Addition stock issued (in Dollars)									$ 137,196
Shares of restricted common stock issued								338,121
Subscription receivable (in Dollars)					$ 168,516			$ 165,719
Restricted stock award liability (in Dollars)					$ 159,716			162,747
Stock compensation (in Dollars)								$ 4,250
Shares of restricted common stock								2,354,466
Common stock, shares outstanding					24,362,444			6,826,352	7,111,123
Vesting of restricted common stock (in Dollars)					$ 218,453	$ 72,300		$ 141,446	$ 0
Repurchased restricted stock awards					301,600			287,591
Preferred stock, shares authorized					10,000,000			10,000,000
Preferred stock, par value (in Dollars per share)					$ 0.0001			$ 0.0001
Preferred stock, shares outstanding
Common stock value (in Dollars)					$ 2,436			$ 683	$ 711
Gross proceeds (in Dollars)			$ 999,999
Converted shares of common stock					7,978,616					7,978,616
Shares of common stock					937,961
Common stock vested value (in Dollars)					$ 10,302
Repurchase shares of common stock						240,700
Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)								$ 11.6442
Common stock, shares authorized								21,200,000
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001
Common stock, shares authorized								300,000,000
Common stock, shares issued								7,161,654	3,535,400
Common stock, shares outstanding								6,826,352
Founders [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)									$ 4,400
Previously Reported [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	[1]							21,200,000	21,200,000
Restricted Stocks [Member]
Stockholders' Equity (Details) [Line Items]
Shares of restricted common stock					3,185,037
Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 4			$ 4
Private placement offering for gross proceeds (in Dollars)		$ 1,031,048			$ 11,129,512
Common stock, shares issued		257,762			2,782,378
Patricia Acquisition Corp.[Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized								50,000,000	50,000,000		50,000,000
Common stock, shares issued								5,000,000	5,000,000		5,000,000
Common stock, shares outstanding								5,000,000	5,000,000		5,000,000
Preferred stock, shares authorized								10,000,000	10,000,000		10,000,000
Preferred stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares outstanding
Common stock value (in Dollars)								$ 500	$ 500		$ 500
Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued								10,090,150
Series Seed Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued					0			3,091,672
Shares issued			257,639	257,639			2,834,033
Per share value (in Dollars per share)			$ 3.8814	$ 3.8814			$ 3.8814
Preferred stock, shares authorized					0			4,008,079
Preferred stock, par value (in Dollars per share)					$ 0.0001			$ 0.0001
Preferred stock, shares outstanding					0			3,091,672
Series Seed Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued								4,008,079
Preferred Stock issued perice (in Dollars per share)								$ 3.8814
Preferred stock issued (in Dollars per share)								$ 3.8814
Series Seed Preferred Stock [Member] | Previously Reported [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued								3,091,672	2,834,033
Shares issued			257,639	257,639
Per share value (in Dollars per share)			$ 3.88	$ 3.88
Preferred stock, shares authorized	[1]							4,008,079	4,008,079
Preferred stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001
Preferred stock, shares outstanding								3,091,672	2,834,033
Series Seed-1 Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued					0			2,440,411
Preferred stock issued (in Dollars per share)								$ 1.5161
Preferred stock, shares authorized					0			3,037,227
Preferred stock, par value (in Dollars per share)					$ 0.0001			$ 0.0001
Preferred stock, shares outstanding					0			2,440,411
Series Seed-1 Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued								3,037,227
Preferred Stock issued perice (in Dollars per share)								$ 1.5161
Preferred stock issued (in Dollars per share)								$ 2.717
Series Seed-1 Preferred Stock [Member] | Previously Reported [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued								2,440,411	2,440,411
Preferred stock, shares authorized	[1]							3,037,227	3,037,227
Preferred stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001
Preferred stock, shares outstanding								2,440,411	2,440,411
Series Seed-2 Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued					0			2,088,696
Preferred stock, shares authorized					0			2,599,497
Preferred stock, par value (in Dollars per share)					$ 0.0001			$ 0.0001
Preferred stock, shares outstanding					0			2,088,696
Series Seed-2 Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued								2,599,497
Preferred Stock issued perice (in Dollars per share)								$ 2.717
Series Seed-2 Preferred Stock [Member] | Previously Reported [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued								2,088,696	2,088,696
Preferred stock, shares authorized	[1]							2,599,497	2,599,497
Preferred stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001
Preferred stock, shares outstanding								2,088,696	2,088,696
Series Seed-3 Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued					0			357,836
Preferred stock, shares authorized					0			445,347
Preferred stock, par value (in Dollars per share)					$ 0.0001			$ 0.0001
Preferred stock, shares outstanding					0			357,836
Series Seed-3 Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued								445,437
Preferred Stock issued perice (in Dollars per share)								$ 3.4932
Preferred stock issued (in Dollars per share)								$ 3.4932
Series Seed-3 Preferred Stock [Member] | Previously Reported [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued								357,836	357,836
Preferred stock, shares authorized	[1]							445,347	445,347
Preferred stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001
Preferred stock, shares outstanding								357,836	357,836
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)					$ 0.0001
Restricted Stock [Member]
Stockholders' Equity (Details) [Line Items]
Shares of restricted common stock					8,375
Preferred Stock [Member] | Convertible Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued					10,090,150
Preferred Stock [Member] | Series Seed Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued					4,008,079
Preferred Stock [Member] | Series Seed-1 Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued					3,037,227
Preferred Stock [Member] | Series Seed-2 Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued					2,599,497
Preferred Stock [Member] | Series Seed-3 Preferred Stock [Member]
Stockholders' Equity (Details) [Line Items]
Preferred stock, shares issued					445,437
Common Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized					300,000,000
Founders [Member] | Patricia Acquisition Corp.[Member]
Stockholders' Equity (Details) [Line Items]
Common stock, par value (in Dollars per share)								$ 0.0001	$ 0.0001
Common stock value (in Dollars)								$ 500	$ 500
Restricted Stocks [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares outstanding					6,533,167
Restricted Stock [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares issued					6,860,053
Patricia [Member]
Stockholders' Equity (Details) [Line Items]
Converted shares of common stock					1,500,000
SAFE [Member]
Stockholders' Equity (Details) [Line Items]
Converted shares of common stock					4,372,601

[1]	The authorized shares of preferred and common stock in the consolidated balance sheets above reflect the historical authorized shares of Serve. Upon the Merger, there were 10,000,000 authorized shares of preferred stock and 300,000,000 shares of common stock. Shares issued and outstanding have been retroactively restated to reflect the exchange ratio of 0.8035 as described in Note 3.